General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries	$ 24.3	$ 24.8
Restructuring costs	2.7	5.4
Directors' fees and expenses	0.7	1.0
Professional and consulting fees	13.3	6.0
Software and Technology costs	7.1	2.6
Other administration costs	3.1	4.1
Share-based compensation	6.8	5.0
(Gain) loss on cash flow hedges	0.4	0.0
Administrative expenses	$ 58.4	$ 48.9